Income Taxes - Schedule of unrecognized tax benefits liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Income Tax Disclosure [Abstract]
Beginning Balance	$ 1,784	$ 1,013
Tax position taken in prior period:
Gross increases		0
Gross decreases	(200)	0
Tax position taken in current period:
Gross increases	250	771
Gross decreases	(1,800)	0
Lapse of statute of limitations		0
Settlements		0
Ending Balance	$ 1,834	$ 1,784